Summary of significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Minimum | Buildings
Property, plant and equipment
Estimated useful lives	30 years
Minimum | Plant and machinery
Property, plant and equipment
Estimated useful lives	3 years
Minimum | Moulds
Property, plant and equipment
Estimated useful lives	2 years
Minimum | Office equipment and vehicles
Property, plant and equipment
Estimated useful lives	3 years
Maximum | Buildings
Property, plant and equipment
Estimated useful lives	40 years
Maximum | Plant and machinery
Property, plant and equipment
Estimated useful lives	40 years
Maximum | Moulds
Property, plant and equipment
Estimated useful lives	3 years
Maximum | Office equipment and vehicles
Property, plant and equipment
Estimated useful lives	10 years